Commitments And Contingencies (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Commitments And Contingencies [Abstract]
Self insured retention amount associated with general liability claims	$ 1
Additional self-insured retention amount of general liability	$ 5